SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Significant Risks and Uncertainties
Cash and cash equivalents	¥ 2,864,543		¥ 2,469,909	¥ 3,198,086	$ 449,511
Net revenue	4,477,929	$ 702,685	3,961,962	8,616,784
Customer concentration risk
Significant Risks and Uncertainties
Insurance limit covering deposits at each bank	500
Cash and cash equivalents | Foreign currency risk | RMB
Significant Risks and Uncertainties
Cash and cash equivalents	2,844,484		2,408,924
Individual customer greater than 10% of revenue | Customer concentration risk
Significant Risks and Uncertainties
Net revenue	¥ 0		¥ 0	¥ 0
Customer greater than 10% of accounts receivable | Customer concentration risk | One Customer
Significant Risks and Uncertainties
Number of customers | customer	1	1
Concentration risk (as a percent)	42.00%	42.00%	46.00%